FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND                             [FLAG LOGO]
--------------------------------------------------------------------------------
     A money market fund investing in a portfolio of high quality, short-term securities that generates income generally exempt from federal and California personal income taxes.
--------------------------------------------------------------------------------

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 ANNUAL REPORT

                      FOR THE YEAR ENDED DECEMBER 31, 1998
                               BEGINS ON PAGE 15.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
  FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
  (A Series of Freedom Group of Tax Exempt Funds)

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights appearing on page 13 of the Prospectus present fairly, in all material respects, the financial position of the Freedom California Tax Exempt Money Fund (the "Fund") at December 31, 1998 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 17, 1999

                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

ASSETS
     Investments, at amortized cost.........................  $122,662,763
     Cash...................................................       132,721
     Receivable for Fund shares sold........................     1,451,796
     Interest receivable....................................       542,307
     Prepaid expenses.......................................         4,088
                                                              ------------
          TOTAL ASSETS......................................   124,793,675
                                                              ------------
LIABILITIES
     Payable for Fund shares redeemed.......................       906,859
     Dividends payable......................................        10,567
     Accrued expenses:
        Investment adviser's fee............................        46,838
        Transfer agent and shareholder servicing fee........         5,759
        Trustees' fee.......................................             6
        Other...............................................        18,462
                                                              ------------
          TOTAL LIABILITIES.................................       988,491
                                                              ------------
NET ASSETS..................................................  $123,805,184
                                                              ============
NET ASSETS CONSIST OF:
     Capital paid in........................................  $123,802,976
     Accumulated net realized gain..........................         2,208
                                                              ------------
                                                              $123,805,184
                                                              ============
     SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES
      AUTHORIZED)...........................................   123,802,976
                                                              ------------
     NET ASSET VALUE PER SHARE..............................  $       1.00
                                                              ============

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

INTEREST INCOME.............................................  $3,728,244
                                                              ----------
EXPENSES
     Investment adviser's fee...............................     596,156
     Transfer agent & shareholder services..................      44,224
     Custodian..............................................      28,621
     Compensation of Trustees...............................       8,965
     Audit..................................................      16,715
     Legal..................................................      16,835
     Printing, postage and stationery.......................      18,405
     Membership dues........................................       3,369
     Registration expense...................................         640
     Insurance expense......................................       3,487
                                                              ----------
     TOTAL EXPENSES BEFORE WAIVER...........................     737,417
     LESS: FEES WAIVED BY ADVISER...........................     (80,958)
                                                              ----------
     TOTAL EXPENSES.........................................     656,459
                                                              ----------
     LESS: EXPENSE REDUCTIONS...............................     (27,381)
                                                              ----------
NET EXPENSES................................................     629,078
                                                              ----------
NET INVESTMENT INCOME.......................................   3,099,166
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $3,099,166
                                                              ==========

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 1998    DECEMBER 31, 1997
                                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
    Net investment income...................................    $   3,099,166        $   3,300,407
                                                                -------------        -------------
    Net increase in net assets resulting from operations....        3,099,166            3,300,407
                                                                -------------        -------------
 DIVIDENDS TO SHAREHOLDERS..................................       (3,099,166)          (3,300,407)
                                                                -------------        -------------
                                                                           --                   --
                                                                -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
    Proceeds from sale of shares............................      368,784,375          336,774,555
    Net asset value of shares issued to shareholders in
     reinvestment of dividends..............................        3,038,193            3,231,270
    Cost of shares redeemed.................................     (362,745,933)        (340,613,921)
                                                                -------------        -------------
    Net increase/(decrease) from capital share
     transactions...........................................        9,076,635             (608,096)
                                                                -------------        -------------
    Net increase/(decrease) in net assets...................        9,076,635             (608,096)
NET ASSETS:
    Beginning of period.....................................      114,728,549          115,336,645
                                                                -------------        -------------
    End of period...........................................    $ 123,805,184        $ 114,728,549
                                                                =============        =============

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 1998

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
MUNICIPAL SECURITIES -- 99.1%
$2,890,000    Alameda County Multi-Family
                Mortgage Bonds (FNMA)
                3.55% 1-06-99.............  $  2,890,000
 1,750,000    Cabrillo CCD (FSA) 5.00% 8-
                01-99.....................     1,766,843
 2,000,000    California C.P.
                (Commerzbank/Bank of
                America/Bank of Nova
                Scotia/National
                Westminster LOC's) 2.65%
                2-25-99...................     2,000,000
              California Health Facilities
                Authority (Catholic Health
                Care)
   900,000    (MBIA/Morgan Guaranty) 3.60%
                1-06-99...................       900,000
 2,900,000    (MBIA/Rabobank) 3.60% 1-
                06-99.....................     2,900,000
 3,100,000    (Morgan Guaranty LOC) 3.60%
                1-06-99...................     3,100,000
              California Health Facilities
                Authority (Scripps)
 2,000,000    (MBIA/FNB Chicago) 3.80%
                1-06-99...................     2,000,000
 3,500,000    (MBIA/Morgan Guaranty) 3.75%
                1-07-99...................     3,500,000
 5,000,000    California RANS 4.00% 6-30-
                99........................     5,020,449
   300,000    California Statewide CDA
                4.80% 1-04-99.............       300,000
 2,000,000    Carlsbad Multi-Family
                Mortgage Bonds (La Costa
                Apartments) (Bank of
                America LOC) 3.45% 1-06-
                99........................     2,000,000
              Irvine Assessment District
                Improvement Bonds
 3,600,000    (Canadian Imperial Bank LOC)
                5.10% 1-04-99.............     3,600,000
 1,100,000    (National Westminster LOC)
                5.10% 1-04-99.............     1,100,000
 4,000,000    (Societe Generale LOC) 5.10%
                1-04-99...................     4,000,000

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Irvine Ranch Water District
                Revenue Bonds
$3,300,000    (Bank of America LOC) 5.10%
                1-04-99...................  $  3,300,000
 3,450,000    (Landesbank Hessen LOC)
                5.10% 1-04-99.............     3,450,000
 1,900,000    (Toronto Dominion LOC) 5.10%
                1-04-99...................     1,900,000
 7,400,000    Kern County Public
                Facilities Project (Union
                Bank of Switzerland LOC)
                3.60% 1-06-99.............     7,400,000
              Los Angeles Capital Asset
                Leasing Corp. (West
                Deutsche Landesbank/
                Bayerische Landesbank/
                Morgan Guaranty LOC)
 1,000,000    2.95% 1-08-99...............     1,000,000
 2,000,000    2.85% 1-19-99...............     2,000,000
 2,000,000    2.90% 2-24-99...............     2,000,000
 4,000,000    2.85% 3-05-99...............     4,000,000
 2,580,000    Los Angeles County IDA (Hon
                Industries) (Morgan
                Guaranty LOC) 3.80% 1-06-
                99........................     2,580,000
              Los Angeles County
                Metropolitan
                Transportation Commission
                (Bayerische Landesbank/
                Canadian Imperial Bank of
                Canada/National
                Westminster LOC's)
 2,500,000    3.00% 1-07-99...............     2,500,000
 1,700,000    2.90% 1-14-99...............     1,700,000
 5,000,000    Los Angeles County TRANS
                4.50% 6-30-99.............     5,019,731
              Los Angeles DWAP (Toronto
                Dominion/Bank of Nova
                Scotia LOC)
 1,000,000    2.85% 1-15-99...............     1,000,000
 2,000,000    2.90% 2-17-99...............     2,000,000
 1,000,000    Los Angeles Wastewater
                System (Union Bank of
                Switzerland/Morgan
                Guaranty LOC) 2.90% 1-11-
                99........................     1,000,000

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
$4,000,000    Oakland Joint Powers Finance
                Authority (FSA/
                Commerzbank) 3.90% 1-07-
                99........................  $  4,000,000
 1,400,000    Orange County Health Systems
                Certificates of
                Participation (Florence
                Crittenton) (Swiss Bank
                LOC) 3.80% 1-06-99........     1,400,000
 2,000,000    Orange County Housing
                Authority (Costa Mesa
                Project) (FNMA) 3.75% 1-
                07-99.....................     2,000,000
   600,000    Pasadena Certificates of
                Participation (Rose Bowl
                Project) (Canadian
                Imperial Bank of Canada
                LOC) 3.80% 1-06-99........       600,000
 3,900,000    Puerto Rico Highway and
                Transportation Authority
                (AMBAC/Bank of Nova
                Scotia) 3.50% 1-06-99.....     3,900,000
 1,665,000    Puerto Rico Highway and
                Transportation Authority
                (United Bank of
                Switzerland/Landesbank
                Hessen LOC's) 3.60% 1-06-
                99........................     1,665,000
 1,000,000    Sacramento County MFHA
                Revenue Bonds (Grouse Run)
                (Bank of America LOC)
                3.65% 1-07-99.............     1,000,000
 2,195,000    Sacramento County MFHA
                Revenue Bonds (Smoketree)
                (FNMA) 3.55% 1-06-99......     2,195,000
 6,200,000    San Bernardino County
                Certificates of
                Participation (Canadian
                Imperial Bank of Commerce
                LOC) 3.75% 1-06-99........     6,200,000
 1,500,000    San Bernardino County TRANS
                4.50% 9-30-99.............     1,514,500
 2,000,000    San Diego County (Helaba
                LOC) 2.85% 1-21-99........     2,000,000

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
$2,160,000    San Diego County Teeter
                Notes (Helaba LOC) 2.80%
                3-10-99...................  $  2,160,000
 2,000,000    San Francisco Bay Area Rapid
                Transit (United Bank of
                Switzerland LOC) 2.95%
                1-06-99...................     2,000,000
 3,200,000    Santa Clara Electric Revenue
                Bonds (National
                Westminster LOC) 3.75%
                1-06-99...................     3,200,000
 3,000,000    South Coast Local Education
                Agency (MBIA) 4.50%
                6-30-99...................     3,013,530
 1,600,000    Southern California MWD
                (AMBAC/ABN Amro) 3.75%
                1-07-99...................     1,600,000
              Southern California MWD
                (WestDeutsche Landesbank
                LOC)
 2,000,000    2.90% 2-05-99...............     2,000,000
 2,000,000    2.90% 2-18-99...............     2,000,000
 1,000,000    Tulare County TRANS 4.25%
                6-30-99...................     1,002,710
 3,285,000    Vallejo Multi-Family
                Mortgage Bonds (FNMA)
                3.55% 1-06-99.............     3,285,000
                                            ------------
TOTAL INVESTMENTS -- 99.1%................   122,662,763(a)
Other Assets & Liabilities, Net -- 0.9%...     1,142,421
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $123,805,184
                                            ============

Legend:
CCD -- Community College District
CDA -- Community Development Authority
C.P. -- Commercial Paper
DWAP -- Department of Water & Power
IDA -- Industrial Development Authority
LOC -- Letter of Credit
MFHA -- Multi-Family Housing Authority
MWD -- Metropolitan Water District
RANS -- Revenue Anticipation Notes
TRANS -- Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance
Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.
                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Group of Tax Exempt Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund. The Trust consists of two series: the Freedom California Tax Exempt Money Fund (the "Fund") and the Freedom Tax Exempt Money Fund. The financial statements of the Freedom Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. The Fund values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     The Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     Expenses. The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid by the Trust to each Trustee who is not an interested person of the Trust. No remuneration is paid by the Trust to any Trustee or officer of the Trust who is affiliated with Freedom Capital Management Corporation, the Trust's advisor.

     The Trust has entered into an insurance agreement with ICI Mutual Insurance Company, under which the Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Fund has an agreement with the custodian bank under which $27,381 of custodian fees have been reduced by balance credits applied during the year ended December 31, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Fund to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. The Fund may focus its investments in certain industries. As a result, the Fund may be subject to a greater risk than a fund that is more fully diversified in various industries.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities").

     FCMC, the investment advisor of the Trust, furnishes the Fund with administration and other services and office facilities in Boston. For these services and facilities, the Fund pays a monthly fee, based upon the average daily net asset value of the Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Fund itself pays no salaries or compensation to any of its officers.

     FCMC may voluntarily waive part or all of its management fee for a period under the terms of the advisory agreement. Such waivers were provided to the Fund for the year ended December 31, 1998 and may be discontinued at any time.

     Sutro, Tucker Anthony and Freedom Distributors Corporation act as distributors of the Fund's shares and receive no compensation for such services. As sub-transfer agent from January 1st through

                                                                   ANNUAL REPORT

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

June 15th, Freedom Services Corporation received reimbursements of $8,837 for maintaining and servicing certain shareholder accounts for the year ended December 31, 1998.

     John Hancock Signature Services, Inc. ("JHSS") was transfer agent for the Funds through June 15, 1998. JHSS received $13,078 for the period ended June 15, 1998.

     Effective as of June 16, 1998, Freedom Services Corporation succeeded John Hancock Signature Services, Inc. as transfer and shareholder services agent for the Fund. As transfer agent, Freedom Services Corporation received $22,309 for the period ended December 31, 1998.

     NOTE 3. Purchases and sales (including maturities) of investments for the year ended December 31, 1998 were as follows:

Purchases of investments.........................  $343,328,060
Sales of investments.............................  $334,450,000

     NOTE 4. SHAREHOLDER MEETING RESULTS. -- UNAUDITED. A Special Meeting of the shareholders of the Freedom California Tax Exempt Money Fund was held on May 20, 1998. On March 30, 1998, the record date for shareholders voting at the meeting, there were 116,433,423.030 total outstanding shares. The following items were considered and approved by shareholders and the results of their voting were as follows:

                                                                            ABSTENTIONS
                                                                                AND
                                                                              BROKER
                 AGENDA ITEM                   FOR            AGAINST        NON-VOTES
     -----------------------------------  --------------   -------------   -------------
1.   Approve Master Investment Advisory
     Contract between Freedom California
     Tax Exempt Money Fund and Freedom
     Capital Management Corporation.....  55,968,816.850   1,884,081.190   3,205,278.990
2.   Ratify PricewaterhouseCoopers LLP
     as Independent Accountants.........  58,857,549.900       2,450.450   2,198,176.680

                                                                   ANNUAL REPORT

                                                             [FREEDOM FUND LOGO]
FREEDOM CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

     A money market fund investing in a diversified portfolio of high-grade money market instruments.


FREEDOM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     A money market fund investing exclusively in U.S. Government securities.


FREEDOM TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------

     A money market fund investing in a diversified portfolio of high quality short-term municipal securities, the income of which generally is exempt from federal income tax.

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






                                ANNUAL REPORTS

                     FOR THE YEAR ENDED DECEMBER 31, 1998
                              BEGIN ON PAGE 17.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
   FREEDOM CASH MANAGEMENT FUND
   FREEDOM GOVERNMENT SECURITIES FUND
   FREEDOM TAX EXEMPT MONEY FUND

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights appearing on page 15 of the Prospectus present fairly, in all material respects, the financial position of Freedom Cash Management Fund and Freedom Government Securities Fund, (each a series of Freedom Mutual Fund) and Freedom Tax Exempt Money Fund (a series of Freedom Group of Tax Exempt Funds) (the "Funds") at December 31, 1998 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 17, 1999

                                                                   ANNUAL REPORT

                             FREEDOM MUTUAL FUND
                      FREEDOM GROUP OF TAX EXEMPT FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1998

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $2,281,313,128    $438,602,706    $347,795,132
   Cash.....................................................       1,172,426         510,389         451,037
   Receivable for Fund shares sold..........................      61,401,025       6,260,613       7,013,724
   Interest receivable......................................         404,253          89,667       1,938,685
   Prepaid expenses.........................................          70,295          13,484          11,804
   Other assets.............................................          65,871          18,473          21,495
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   2,344,426,998     445,495,332     357,231,877
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................      12,591,316       1,678,044       1,549,370
   Dividends payable........................................         305,355          54,141          44,667
   Accrued expenses:
       Investment adviser's fee.............................         889,318         187,399         162,936
       Transfer agent and shareholder servicing fee.........         237,447          19,948          12,529
       Trustees' fee........................................           2,338             833           1,883
       Other................................................         106,281          38,002          67,478
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................      14,132,055       1,978,367       1,838,863
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $2,330,294,943    $443,516,965    $355,393,014
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $2,330,437,074    $443,547,320    $355,375,645
   Accumulated net realized gain (loss).....................        (142,131)        (30,355)         17,369
                                                              --------------    ------------    ------------
                                                              $2,330,294,943    $443,516,965    $355,393,014
                                                              ==============    ============    ============
   SHARES ISSUED AND OUTSTANDING
     (UNLIMITED SHARES AUTHORIZED)..........................   2,330,439,336     443,511,767     355,375,645
                                                              --------------    ------------    ------------
   NET ASSET VALUE PER SHARE................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                      See Notes to Financial Statements.

                                                                  ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
      YEAR ENDED DECEMBER 31, 1998

                                                                FREEDOM         FREEDOM        FREEDOM
                                                                  CASH        GOVERNMENT     TAX EXEMPT
                                                               MANAGEMENT     SECURITIES        MONEY
                                                                  FUND           FUND           FUND
                                                               ----------     ----------     ----------
INTEREST INCOME.............................................  $111,185,853    $21,117,078    $11,386,160
                                                              ------------    -----------    -----------
EXPENSES
   Investment adviser's fee.................................     9,245,499      1,946,255      1,648,108
   Transfer agent & shareholder services....................     2,944,859        238,218        156,797
   Custodian................................................       326,423         65,447         75,920
   Compensation of Trustees.................................        60,160         15,420         16,835
   Audit....................................................        61,310         13,120         39,050
   Legal....................................................        50,050         10,950         33,690
   Printing, postage and stationery.........................       133,730         19,550         23,845
   Membership dues..........................................        48,939          9,345          8,086
   Registration expense.....................................       102,950         53,215         49,745
   Insurance expense........................................        60,785         11,378         10,165
   Other....................................................         1,800          1,825          3,186
                                                              ------------    -----------    -----------
   TOTAL EXPENSES...........................................    13,036,505      2,384,723      2,065,427
                                                              ------------    -----------    -----------
   LESS EXPENSE REDUCTIONS..................................            --             --        (17,645)
                                                              ------------    -----------    -----------
   NET EXPENSES.............................................    13,036,505      2,384,723      2,047,782
                                                              ------------    -----------    -----------
NET INVESTMENT INCOME.......................................    98,149,348     18,732,355      9,338,378
                                                              ------------    -----------    -----------
NET REALIZED GAIN ON INVESTMENTS............................        11,489          4,289        --
                                                              ------------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 98,160,837    $18,736,644    $ 9,338,378
                                                              ============    ===========    ===========

                       See Notes to Financial Statements.          ANNUAL REPORT

          FREEDOM MUTUAL FUND
 FREEDOM GROUP OF TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                        FREEDOM                             FREEDOM
                                                 CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND
                                           ---------------------------------   ---------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                1998              1997              1998              1997
                                           ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income.................  $    98,149,348   $    82,035,689   $    18,732,355   $    15,576,097
   Net realized gain (loss) from
    investments..........................           11,489            (4,832)            4,289            (5,428)
                                           ---------------   ---------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations......................       98,160,837        82,030,857        18,736,644        15,570,669
DIVIDENDS TO SHAREHOLDERS:                     (98,149,348)      (82,035,689)      (18,732,355)      (15,576,097)
                                           ---------------   ---------------   ---------------   ---------------
                                                    11,489            (4,832)            4,289            (5,428)
                                           ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares..........    7,790,266,223     6,067,062,337     1,166,074,812     1,063,295,849
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends............................       95,982,643        79,934,035        18,427,472        15,263,922
   Cost of shares redeemed...............   (7,302,802,116)   (6,037,440,505)   (1,111,347,812)   (1,018,134,261)
                                           ---------------   ---------------   ---------------   ---------------
    Net increase from capital share
      transactions.......................      583,446,750       109,555,867        73,154,472        60,425,510
                                           ---------------   ---------------   ---------------   ---------------
   Net increase in net assets............      583,458,239       109,551,035        73,158,761        60,420,082
NET ASSETS:
   Beginning of period...................    1,746,836,704     1,637,285,669       370,358,204       309,938,122
                                           ---------------   ---------------   ---------------   ---------------
   End of period.........................  $ 2,330,294,943   $ 1,746,836,704   $   443,516,965   $   370,358,204
                                           ===============   ===============   ===============   ===============

                                                        FREEDOM
                                                 TAX EXEMPT MONEY FUND
                                           ---------------------------------
                                             YEAR ENDED        YEAR ENDED
                                            DECEMBER 31,      DECEMBER 31,
                                                1998              1997
                                           ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income.................  $     9,338,378   $     8,500,693
   Net realized gain (loss) from
    investments..........................               --             9,609
                                           ---------------   ---------------
   Net increase in net assets resulting
    from operations......................        9,338,378         8,510,302
DIVIDENDS TO SHAREHOLDERS:                      (9,338,378)       (8,500,693)
                                           ---------------   ---------------
                                                        --             9,609
                                           ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares..........    1,381,810,924     1,124,077,515
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends............................        9,099,347         8,269,139
   Cost of shares redeemed...............   (1,325,421,739)   (1,105,540,880)
                                           ---------------   ---------------
    Net increase from capital share
      transactions.......................       65,488,532        26,805,774
                                           ---------------   ---------------
   Net increase in net assets............       65,488,532        26,815,383
NET ASSETS:
   Beginning of period...................      289,904,482       263,089,099
                                           ---------------   ---------------
   End of period.........................  $   355,393,014   $   289,904,482
                                           ===============   ===============

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM CASH MANAGEMENT FUND

                     INVESTMENTS AS OF DECEMBER 31, 1998


PRINCIPAL                         MATURITY
 AMOUNT              RATE           DATE               VALUE
---------            ----         --------             -----

COMMERCIAL PAPER -- 78.6%
ABBEY NATIONAL BANK
$ 4,800,000         5.150%       01/06/1999        $ 4,796,567
 25,000,000         5.200%       01/13/1999         24,956,667
 25,000,000         5.200%       01/14/1999         24,953,056
 15,000,000         4.920%       02/16/1999         14,905,700
 30,000,000         4.900%       03/04/1999         29,746,833

AMERICAN EXPRESS CREDIT CORP.
 15,000,000         5.050%       01/04/1999         14,993,688
 18,000,000         5.110%       01/04/1999         17,992,335
  7,500,000         6.000%       01/04/1999          7,496,250
 25,000,000         5.110%       01/05/1999         24,985,806
 10,000,000         6.100%       01/05/1999          9,993,222
 11,000,000         5.200%       01/11/1999         10,984,111

AMERICAN GENERAL FINANCE CORP.
 25,000,000         5.300%       01/20/1999         24,930,069
 18,000,000         5.320%       01/22/1999         17,944,140
 22,000,000         5.330%       01/22/1999         21,931,598
 14,000,000         5.120%       02/11/1999         13,918,364
 14,000,000         5.140%       02/19/1999         13,902,054
 11,000,000         5.070%       03/23/1999         10,874,518

AMERICAN HOME PRODUCTS CORP.
 12,000,000         5.100%       02/08/1999         11,935,400
 25,000,000         5.100%       02/19/1999         24,826,458
  9,000,000         5.150%       03/12/1999          8,909,875
  2,220,000         5.130%       03/19/1999          2,195,641

ASSOCIATES CORP. OF NORTH AMERICA
 10,000,000         4.900%       01/04/1999          9,999,959
 25,000,000         5.230%       01/15/1999         24,949,153
 25,000,000         5.300%       01/15/1999         24,948,472
  4,000,000         5.150%       01/27/1999          3,985,122
 25,000,000         5.180%       02/01/1999         24,888,486
 14,000,000         5.140%       02/10/1999         13,920,044
  4,000,000         5.000%       03/23/1999          3,955,000

BANK OF NOVA SCOTIA
 25,000,000         5.480%       01/04/1999         24,988,583
 25,000,000         5.180%       01/25/1999         24,913,667
 20,000,000         5.120%       02/08/1999         19,891,911

BELLSOUTH CAPITAL FUNDING CORP.
$31,000,000         4.800%       03/12/1999        $30,710,667
 15,700,000         4.800%       03/15/1999         15,547,187

CAPITAL ONE CORP.
 40,113,000         5.570%       01/07/1999         40,113,000

CHEVRON TRANSPORT CORP.
 30,000,000         5.340%       01/20/1999         29,915,450
 20,000,000         5.330%       01/21/1999         19,940,778
 24,000,000         5.060%       01/22/1999         23,929,160
 20,000,000         5.140%       02/17/1999         19,865,789

E.I. DUPONT DE NEMOURS & CO.
 25,000,000         5.140%       02/04/1999         24,878,639

FORD MOTOR CREDIT CORP.
 25,000,000         5.200%       01/08/1999         24,974,722
 15,000,000         5.310%       01/12/1999         14,975,663
 25,000,000         5.100%       01/20/1999         24,932,708
 19,000,000         5.040%       01/26/1999         18,933,500
 12,000,000         5.150%       02/03/1999         11,943,350

GENERAL ELECTRIC CAPITAL CORP.
 12,000,000         5.140%       01/12/1999         11,981,153
 22,500,000         5.140%       01/19/1999         22,442,175
 13,500,000         5.320%       01/19/1999         13,464,090
  9,000,000         5.030%       01/21/1999          8,974,850
 25,000,000         5.160%       01/28/1999         24,903,250
 11,900,000         5.040%       02/05/1999         11,841,690
  6,500,000         5.150%       02/12/1999          6,460,946
 13,000,000         5.000%       03/22/1999         12,855,556

GLAXO WELLCOME PLC
 17,875,000         4.990%       01/21/1999         17,825,447
 25,000,000         5.050%       02/22/1999         24,817,639

GOLDEN PEANUT CO.
  6,000,000         5.150%        01/13/1999         5,989,700
 10,000,000         5.000%        03/02/1999         9,916,667
  9,000,000         5.000%        03/04/1999         8,922,500
 11,000,000         5.080%        03/12/1999        10,891,344
  8,600,000         5.080%        03/15/1999         8,511,410
  3,900,000         5.120%        03/17/1999         3,858,400
  9,200,000         4.980%        03/24/1999         9,095,641


                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND


PRINCIPAL                         MATURITY
 AMOUNT              RATE           DATE               VALUE
---------            ----         --------             -----


COMMERCIAL PAPER -- (CONTINUED)
GOLDMAN SACHS & CO.
$ 9,000,000          5.400%        01/04/1999       $ 8,995,950
 10,000,000          5.300%        01/07/1999         9,991,167
 24,000,000          5.000%        01/19/1999        23,940,000
 10,000,000          5.180%        02/02/1999         9,953,956
 25,000,000          5.080%        02/24/1999        24,809,500
 10,000,000          5.130%        02/26/1999         9,920,200
 25,000,000          5.020%        03/19/1999        24,731,569

HALIFAX PLC
 12,000,000          5.050%        02/10/1999        11,932,667

H.J. HEINZ CO.
 12,000,000          5.200%        01/11/1999        11,982,667
  6,000,000          5.070%        01/22/1999         5,982,255

J.P. MORGAN & CO., INC.
  4,000,000          5.040%        01/19/1999         3,989,920
  8,000,000          5.070%        02/26/1999         7,936,907

KAMEHAMEHA SCHOOL DISTRICT
  6,000,000          5.150%        01/22/1999         5,981,975

LUCENT TECHNOLOGIES INC.
 25,000,000          5.300%        01/07/1999        24,977,917
 25,000,000          5.150%        01/29/1999        24,899,861
  5,000,000          5.100%        02/03/1999         4,976,625
 19,000,000          5.130%        02/03/1999        18,910,653
 25,000,000          5.120%        02/10/1999        24,857,778

MERRILL LYNCH & CO. INC.
  2,235,000          5.520%        01/08/1999         2,232,601
 10,000,000          5.130%        01/19/1999         9,974,350
  2,500,000          5.330%        01/29/1999         2,489,636
 17,000,000          5.170%        02/05/1999        16,914,551
 10,000,000          5.000%        02/12/1999         9,941,667
 11,500,000          5.200%        02/23/1999        11,411,961
 25,000,000          5.200%        02/25/1999        24,801,389
 22,000,000          5.000%        03/12/1999        21,786,111

METLIFE FUNDING INC.
$ 3,500,000          5.250%        01/05/1999       $ 3,497,958
 26,373,000          5.300%        01/12/1999        26,330,290
 25,000,000          5.250%        01/14/1999        24,952,604
 19,000,000          5.130%        01/20/1999        18,948,558
 20,000,000          5.230%        01/26/1999        19,927,361
 15,000,000          5.240%        01/27/1999        14,943,233
  4,000,000          5.300%        01/27/1999         3,984,689

MONSANTO CO.
 10,000,000          5.090%        02/04/1999         9,951,928
 12,650,000          5.020%        03/10/1999        12,530,050

MORGAN GUARANTY TRUST CO. N.Y
 25,000,000          5.644%        11/29/1999        24,993,377

PROCTER & GAMBLE CO.
 10,000,000          5.100%        01/29/1999         9,960,333
 24,000,000          5.280%        01/29/1999        23,901,440
 15,000,000          5.080%        02/01/1999        14,934,383

PRUDENTIAL FUNDING CORP.
 12,000,000          5.190%        01/06/1999        11,991,350
  4,000,000          5.300%        01/14/1999         3,992,344
  5,000,000          5.050%        01/19/1999         4,987,375
 11,000,000          5.290%        01/20/1999        10,969,289
 25,000,000          5.310%        01/21/1999        24,926,250
 15,000,000          5.330%        01/21/1999        14,955,583
 12,000,000          5.030%        01/22/1999        11,964,790
 10,000,000          5.320%        01/22/1999         9,968,967
 15,000,000          5.050%        01/25/1999        14,949,500

SHELL FINANCE(UK) PLC
  7,000,000          5.120%        02/04/1999         6,966,151
 12,000,000          5.120%        02/05/1999        11,940,267
 10,000,000          5.120%        02/22/1999         9,926,044

TECO FINANCE INC.

  5,600,000          5.200%        02/11/1999         5,566,836

USAA CAPITAL CORP.
 15,000,000          5.280%        01/08/1999        14,984,600
  5,000,000          5.130%        01/28/1999         4,980,763
 12,000,000          5.150%        02/01/1999        11,946,783
  5,167,000          5.000%        02/02/1999         5,144,036


                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND


 PRINCIPAL                          MATURITY
  AMOUNT                RATE          DATE             VALUE
 ---------              ----        --------           -----

COMMERCIAL PAPER -- (CONTINUED)
WALT DISNEY CO.
$ 6,000,000           4.990%       01/05/1999      $ 5,996,673
 13,480,000           5.080%       01/21/1999       13,441,956
 11,500,000           5.070%       02/02/1999       11,448,173

WARNER LAMBERT CO.
 25,000,000           5.380%       01/15/1999       24,947,694
                                                --------------
TOTAL COMMERCIAL PAPER.......................    1,830,201,281
                                                --------------
MUNICIPAL SECURITIES -- 0.4%
MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
 10,000,000           5.700%       01/06/1999       10,000,000
                                                --------------
TOTAL MUNICIPAL SECURITIES....................      10,000,000
                                                --------------
COMMERCIAL PAPER --
STRUCTURED FINANCE -- 18.9%
ASSET SECURITIZATION COOPERATIVE CORP.
  5,000,000           5.600%       01/11/1999        4,992,222
  2,600,000           5.450%       01/20/1999        2,592,521
 10,000,000           5.120%       01/27/1999        9,963,022
 25,000,000           5.230%       02/09/1999       24,858,354
 20,000,000           5.200%       02/11/1999       19,881,556
 10,000,000           5.330%       02/18/1999        9,928,933
 17,000,000           5.300%       02/19/1999       16,877,364
 12,000,000           5.050%       03/01/1999       11,900,683
 11,500,000           5.200%       03/11/1999       11,385,383

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS INC.
$ 3,100,000           5.400%       01/06/1999      $ 3,097,675
 10,599,000           5.370%       01/07/1999       10,589,514
  4,000,000           5.170%       01/08/1999        3,995,979
  2,000,000           5.620%       01/08/1999        1,997,814
  5,000,000           5.370%       01/11/1999        4,992,542
 11,000,000           5.550%       01/12/1999       10,981,346
  8,000,000           5.520%       01/15/1999        7,982,827
  3,000,000           5.500%       01/19/1999        2,991,675
  5,000,000           5.650%       01/19/1999        4,985,875
  9,500,000           5.410%       01/22/1999        9,470,020
  2,000,000           5.150%       01/27/1999        1,992,561
 11,800,000           5.370%       01/28/1999       11,752,476
  3,000,000           5.120%       01/29/1999        2,988,053
 10,000,000           5.020%       02/01/1999        9,956,772
  3,000,000           5.370%       02/09/1999        2,982,548
  5,100,000           5.220%       02/10/1999        5,070,420
  5,400,000           5.200%       03/08/1999        5,348,520
  4,900,000           5.320%       03/08/1999        4,852,209
  7,000,000           5.150%       03/17/1999        6,924,896

DELAWARE FUNDING CORP.
 15,108,000           5.350%       01/05/1999       15,099,019
 10,000,000           5.350%       01/13/1999        9,982,167
 20,421,000           5.500%       01/15/1999       20,377,322
 25,000,000           5.330%       02/16/1999       24,829,736
 15,210,000           5.330%       02/17/1999       15,104,160
 25,000,000           5.180%       02/18/1999       24,827,333
  3,267,000           5.150%       03/03/1999        3,238,491

SHEFFIELD RECEIVABLES CORP.
  8,000,000           5.350%       01/13/1999        7,985,733
 10,000,000           5.380%       01/19/1999        9,973,100
  8,000,000           5.300%       02/05/1999        7,958,776
 15,000,000           5.100%       02/12/1999       14,910,750
 12,000,000           5.110%       02/16/1999       11,921,648
 25,000,000           5.280%       02/17/1999       24,827,667
  1,000,000           5.380%       03/05/1999          990,585
 24,000,000           5.400%       03/11/1999       23,751,600
                                                --------------
TOTAL COMMERCIAL PAPER
  STRUCTURED FINANCE..........................     441,111,847
                                                --------------
TOTAL INVESTMENTS -- 97.9%....................   2,281,313,128(a)
Other Assets & Liabilities, Net -- 2.1%.......      48,981,815
                                                --------------
TOTAL NET ASSETS -- 100.0%....................  $2,330,294,943
                                                ==============

-----------
(a) COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                       FREEDOM GOVERNMENT SECURITIES FUND

                      INVESTMENTS AS OF DECEMBER 31, 1998


 PRINCIPAL                          MATURITY
  AMOUNT                RATE          DATE             VALUE
 ---------              ----        --------           -----

U.S. GOVERNMENT AGENCY   ISSUES -- 98.9%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 1.3%
$ 3,400,000           5.050%        01/07/99         $3,397,138
  2,490,000           5.030%        02/01/99          2,479,215
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES..................................    5,876,353
                                  ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 91.9%
$25,000,000           5.030%        01/04/99       $ 24,989,521
 10,000,000           5.080%        01/04/99          9,995,767
  4,900,000           5.365%        01/06/99          4,896,349
 10,000,000           5.010%        01/13/99          9,983,300
  2,700,000           4.730%        01/19/99          2,693,615
 16,000,000           4.730%        01/19/99         15,962,160
 16,000,000           4.730%        01/20/99         15,960,058
 14,521,000           5.070%        01/20/99         14,482,144
  3,150,000           4.780%        01/22/99          3,141,217
  2,500,000           4.945%        01/22/99          2,492,789
 20,000,000           4.740%        01/26/99         19,934,167
 12,000,000           4.860%        01/29/99         11,954,640
 34,000,000           4.960%        02/03/99         33,845,413
  1,000,000           5.050%        02/03/99            995,371
 18,000,000           4.990%        02/05/99         17,912,675
 16,000,000           5.000%        02/05/99         15,922,222
  7,000,000           5.040%        02/05/99          6,965,700
  5,200,000           4.930%        02/10/99          5,171,516
 13,600,000           5.000%        02/10/99         13,524,444
  5,500,000           5.020%        02/10/99          5,469,322
  3,000,000           4.700%        02/12/99          2,983,550
  6,200,000           4.900%        02/12/99          6,164,557
 15,300,000           4.820%        02/17/99         15,203,721
$ 6,300,000           4.900%        02/19/99          6,257,983
 11,560,000           4.900%        02/19/99         11,482,901
  8,400,000           4.920%        02/19/99          8,343,748
 12,000,000           4.940%        02/24/99         11,911,080
  4,800,000           4.960%        02/26/99          4,762,965
 15,000,000           4.990%        02/26/99         14,883,567
  1,510,000           5.030%        02/26/99          1,498,185
 10,000,000           4.920%        03/03/99          9,916,633
  1,500,000           4.920%        03/03/99          1,487,495
  1,000,000           4.930%        03/12/99            990,414
  1,500,000           4.930%        03/12/99          1,485,618
 18,000,000           4.940%        03/12/99         17,827,100
  1,570,000           4.950%        03/12/99          1,554,889
 25,000,000           4.920%        03/17/99         24,743,750
 15,000,000           4.940%        03/17/99         14,845,625
 14,261,000           4.940%        03/19/99         14,110,317
  1,000,000           4.960%        03/26/99            988,427
                                                   ------------
                                                    407,734,915
                                                   ------------

FEDERAL HOME LOAN BANK FLOATING RATE
 NOTES -- 5.7%(b)
 25,000,000           5.380%        01/04/99         24,991,438
                                                   ------------
TOTAL FEDERAL HOME LOAN BANK
  FLOATING RATE NOTES...........................     24,991,438
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  ISSUES -- 98.9%...............................    438,602,706(a)
Other Assets & Liabilities Net -- 1.1%..........      4,914,259
                                                   ------------
TOTAL NET ASSETS -- 100.0%......................    443,516,965
                                                   ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

(b) FLOATING RATE SECURITY RATE SHOWN IS AS OF 12/31/98.

                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 1998



 PRINCIPAL
  AMOUNT                DESCRIPTION                      VALUE
 --------               -----------                      -----

MUNICIPAL SECURITIES -- 97.9%
ALABAMA -- 1.5%

$ 2,000,000   Birmingham-Carroway Special
                Care Finance Authority
                (AmSouth LOC) 4.00%
                1-06-99.............................  $  2,000,000

  3,200,000   Daphne Villa Special Care
                Facilities Authority
                (AmSouth LOC) 4.00%
                1-06-99.............................     3,200,000
                                                      ------------
                                                         5,200,000
                                                      ------------
ARIZONA -- 5.1%

 13,000,000   Apache County IDA (Barclays
                Bank LOC) 4.00% 1-06-99.............    13,000,000
              Maricopa County PCR

  2,550,000     (Barclays Bank LOC) 4.00%
                1-06-99.............................     2,550,000

  1,500,000     (Morgan Guaranty LOC) 5.10%
                1-04-99.............................     1,500,000

  1,000,000   Mesa Municipal Development
                Corp. (West Deutsche
                Landesbank LOC) 3.20%
                2-12-99.............................     1,000,000
                                                      ------------
                                                        18,050,000
                                                      ------------
ARKANSAS -- 2.1%

  7,600,000   Arkansas Development Finance
                Authority (Citibank LOC)
                3.90% 1-07-99.......................     7,600,000
                                                      ------------
CALIFORNIA -- 3.2%

  2,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 3.80%
                5-01-99.............................     2,000,000

  3,000,000   California Higher Education
                Loan Authority (SLMA) 3.65%
                7-01-99.............................     3,000,000

  1,300,000   California Student Loan
                Corporation (Dresdner LOC)
                4.15% 1-07-99.......................     1,300,000

  5,000,000   Los Angeles County TRANS
                4.50% 6-30-99.......................     5,019,731
                                                      ------------
                                                        11,319,731
                                                      ------------

COLORADO -- 1.0%

$ 1,000,000   Colorado HFA (MBIA/Credit
                Suisse) 3.95% 1-07-99...............  $  1,000,000

  1,485,000   Colorado HFA (MBIA/ Rabobank)
                3.90% 1-07-99.............. ........     1,485,000

  1,200,000   Moffat County PCR (AMBAC/Bank
                of New York) 5.15%
                1-04-99.............................     1,200,000
                                                      ------------
                                                         3,685,000
                                                      ------------
DELAWARE -- 0.6%

  2,000,000   Delaware EDA (MBIA/Morgan
                Stanley) 4.25% 1-06-99..............     2,000,000
                                                      ------------
DISTRICT OF COLUMBIA -- 2.5%

  8,800,000   District of Columbia
                (National Westminster LOC)
                5.20% 1-04-99................... ...     8,800,000
                                                      ------------
FLORIDA -- 4.4%

  5,000,000   Orange County Health
                Facilities Authority
                (MBIA/Suntrust) 3.20%
                1-19-99.............................     5,000,000

  5,065,000   Putnam County PCR (NRUCFC)
                2.85% 6-15-99.......................     5,065,000

              West Orange Memorial Hospital
                Tax District (Rabobank LOC)

  3,600,000     3.00% 1-28-99.......................     3,600,000

  2,000,000     3.00% 3-09-99.......................     2,000,000
                                                      ------------
                                                        15,665,000
                                                      ------------
GEORGIA -- 8.4%

  5,250,000   Burke County Development
                Authority PCR
                (FGIC/Canadian Imperial
                Bank of Commerce) 3.85%
                1-06-99.............................     5,250,000

  1,500,000   Downtown Savannah Authority
                (Wachovia LOC) 3.95%
                1-06-99.............................     1,500,000

  5,000,000   Georgia Municipal Electric
                Authority (ABN Amro LOC)
                4.15% 1-06-99.......................     5,000,000


                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
GEORGIA -- (CONTINUED)

              Georgia Municipal Electric
                Authority (Morgan
                Guaranty/Bayerische
                Landesbank/West Deutsche
                Landesbank/Wachovia LOC's)

$ 2,000,000     3.00% 2-10-99........................   $ 2,000,000

  2,300,000     3.05% 3-11-99........................     2,300,000

 13,780,000   Georgia Municipal Gas
                Authority (Wachovia/ Morgan
                Guaranty/Bank of
                America/Landesbank-
                Hessen/Bayerische
                Landesbank LOC's) 3.90%
                1-06-99..............................    13,780,000
                                                        -----------
                                                         29,830,000
                                                        -----------
IDAHO -- 0.6%

  2,000,000   IDAHO TANS Series 96 4.50%
                6-30-99..............................     2,008,565
                                                        -----------
ILLINOIS -- 9.0%

  4,000,000   Chicago (Morgan Guaranty LOC)
                3.55% 2-04-99........................     4,000,000

  1,300,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 4.00%
                1-06-99..............................     1,300,000

              Illinois Development Finance
                Authority

  1,000,000     (Canadian Imperial Bank of
                Canada LOC) 4.25% 1-06-99............     1,000,000

  3,000,000     (LaSalle National Bank LOC)
                4.05% 1-06-99........................     3,000,000

  5,300,000     (Northern Trust LOC) 4.05%
                1-06-99..............................     5,300,000

  3,200,000   Illinois Health Facilities
                Authority (AMBAC/FNB
                Chicago) 4.05% 1-06-99...............     3,200,000

              Illinois Health Facilities
                Authority

$ 1,000,000     (MBIA/Bank of America)
                3.20% 2-09-99........................   $ 1,000,000

  2,000,000     (MBIA/Morgan Guaranty)
                3.10% 2-10-99........................     2,000,000

  1,000,000     (MBIA/Morgan Guaranty)
                3.00% 2-18-99........................     1,000,000

  4,300,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 3.85% 1-06-99..............     4,300,000

  1,000,000   Joliet PCR 5.10% 1-04-99...............     1,000,000

  5,000,000   Lisle Health Facilities
                Authority (FNMA) 4.25%
                1-06-99..............................     5,000,000
                                                        -----------
                                                         32,100,000
                                                        -----------
INDIANA -- 4.9%
  2,800,000   Indiana HEFA (FNB-Chicago
                LOC) 3.95% 1-06-99...................     2,800,000

  3,300,000   Indiana Municipal Power
                Authority (Toronto Dominion
                LOC) 3.95% 1-06-99...................     3,300,000

  5,290,000   Mt. Vernon PCR 3.15%
                1-14-99..............................     5,290,000

  4,035,000   Rockport PCR (AMBAC/Bank of
                New York) 5.15% 1-04-99..............     4,035,000

  1,000,000   Sullivan (NRUCFC) 2.95%
                2-24-99..............................     1,000,000

  1,000,000   Whiting Economic Development
                Revenue 3.65% 2-15-99................     1,000,000
                                                        -----------
                                                         17,425,000
                                                        -----------
IOWA -- 0.6%
  2,000,000   Iowa School Corp. (FSA) 4.50%
                6-25-99..............................     2,007,863
                                                        -----------

                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND


 PRINCIPAL
  AMOUNT               DESCRIPTION                             VALUE
  ------               -----------                             -----

MUNICIPAL SECURITIES -- (CONTINUED)
LOUISIANA -- 3.8%

$ 5,900,000   Ascension Parish IDA (Credit
                Suisse LOC) 4.00%
                1-06-99................................... $ 5,900,000

    400,000   East Baton Rouge IDA
                (Wachovia LOC) 3.90%
                1-07-99...................................     400,000

  1,100,000   Lake Charles Harbor &
                Terminal District (Canadian
                Imperial Bank of Commerce
                LOC) 4.00% 1-06-99........................   1,100,000

  1,200,000   Plaquemines Port Harbor &
                Terminal Authority (Morgan
                Guaranty LOC) 3.60%
                3-15-99...................................   1,200,000

  2,000,000   West Baton Rouge PCR 3.25%
                1-07-99...................................   2,000,000

  3,000,000   West Baton Rouge PCR 3.15%
                1-25-99...................................   3,000,000
                                                           -----------
                                                            13,600,000
                                                           -----------
MAINE -- 1.1%

  3,935,000   Maine HEFA (State Street Bank
                LOC) 4.00% 1-06-99........................   3,935,000
                                                           -----------
MARYLAND -- 0.6%

  1,100,000   Maryland HEFA (FNB Chicago
                LOC) 3.95% 1-06-99........................   1,100,000

  1,000,000   Prince Georges County
                (Escrowed in U.S.
                Government Securities)
                7.20% 2-01-99.............................   1,012,972
                                                           -----------
                                                             2,112,972
                                                           -----------
MASSACHUSETTS -- 3.1%

  5,800,000   Massachusetts Bay Transit
                Authority (State Street
                Bank LOC) 3.45% 3-01-99...................   5,800,000

  1,000,000   Massachusetts Bay Transit
                Authority (WestDeutsche
                Bank LOC) 3.05% 3-11-99...................   1,000,000

  4,460,000   Massachusetts Water Pollution
                Authority Trust 4.25%
                8-01-99                                      4,491,698
                                                           -----------
                                                            11,291,698
                                                           -----------
MICHIGAN -- 0.6%

$ 1,000,000   Ingham Economic Development
                Corp. (National Australia
                Bank LOC) 4.05% 1-06-99................... $ 1,000,000

  1,000,000   Michigan Public Power Agency
                (Escrowed in U.S.
                Government Securities)
                6.40% 1-01-99.............................   1,000,000
                                                           -----------
                                                             2,000,000
                                                           -----------
MINNESOTA -- 0.3%

  1,000,000   Duluth PCR (Wachovia LOC)
                3.90% 1-07-99.............................   1,000,000
                                                           -----------
MISSISSIPPI -- 2.2%

  7,700,000   Jackson County 5.10%
                1-04-99...................................   7,700,000
                                                           -----------
MISSOURI -- 2.2%

  2,550,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 3.95% 1-06-99........................   2,550,000

              Missouri Environmental
                Improvement Bonds (United
                Bank of Switzerland LOC)

  1,200,000     3.15% 1-14-99.............................   1,200,000

  1,000,000     3.10% 2-11-99.............................   1,000,000

  3,045,000     3.00% 3-18-99.............................   3,045,000
                                                           -----------
                                                             7,795,000
                                                           -----------
NEVADA -- 2.2%

              Las Vegas Valley Water
                District (United Bank of
                Switzerland/West Deutsche
                Landesbank LOC's)

  2,300,000     3.40% 1-11-99.............................   2,300,000

  5,700,000     2.95% 2-08-99.............................   5,700,000
                                                           -----------
                                                             8,000,000
                                                           -----------

                       See Notes to Financial Statements.

                                                                   ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND


 PRINCIPAL
  AMOUNT               DESCRIPTION                                VALUE
  ------               -----------                                -----
MUNICIPAL SECURITIES -- (CONTINUED)
NEW MEXICO -- 1.6%

$ 4,000,000   Farmington PCR (Barclays Bank
                LOC) 4.00% 1-06-99.......................... $ 4,000,000

  1,700,000   Gasden ISD (FGIC) 4.25%
                8-15-99.....................................   1,705,317
                                                             -----------
                                                               5,705,317
                                                             -----------
NEW YORK -- 1.7%

  4,000,000   New York Energy Research &
                Development Authority
                (Morgan Guaranty LOC) 3.58%
                3-15-99.....................................   4,000,000

  2,000,000   New York Energy Research &
                Development Authority
                (United Bank of Switzerland
                LOC) 3.00% 12-01-99.........................   2,000,000
                                                             -----------
                                                               6,000,000
                                                             -----------
NORTH CAROLINA -- 3.8%

  1,000,000   North Carolina Eastern
                Municipal Power (Morgan
                Guaranty/United Bank of
                Switzerland LOC's) 3.00%
                1-12-99.....................................   1,000,000

  2,200,000   North Carolina Educational
                Facilities (Nationsbank
                LOC) 3.90% 1-06-99..........................   2,200,000

  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 3.95% 1-07-99..........................   5,000,000

  3,500,000   North Carolina Medical Care
                (Nationsbank LOC) 5.10%
                1-04-99.....................................   3,500,000

  2,000,000   Wake County IFA (Wachovia
                LOC) 4.00% 1-06-99..........................   2,000,000
                                                             -----------
                                                              13,700,000
OHIO -- 3.7%

  3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 4.00%
                1-06-99.....................................   3,000,000

$ 2,000,000   Dublin City School District
                3.99% 4-14-99............................... $ 2,002,135

  3,125,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                LOC) 4.05% 1-07-99..........................   3,125,000

  3,000,000   Ohio Air Quality Development
                Authority (Toronto Dominion
                LOC) 3.65% 2-01-99..........................   3,000,000

  2,000,000   Toledo Special Assessment
                Revenue (Canadian Imperial
                Bank of Commerce LOC) 4.00%
                1-07-99.....................................   2,000,000
                                                             -----------
                                                              13,127,135
                                                             -----------
PENNSYLVANIA -- 4.1%

  6,435,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 3.90% 1-06-99..........................   6,435,000

  5,200,000   Delaware Valley RFA (Credit
                Suisse LOC) 3.90%
                1-06-99.....................................   5,200,000

  2,000,000   Philadelphia School District
                (First Union Bank LOC)
                4.25% 6-30-99...............................   2,005,901

  1,000,000   Philadelphia School District
                (PNC Bank LOC) 4.25%
                6-30-99.....................................   1,002,950
                                                             -----------
                                                              14,643,851
                                                             -----------
PUERTO RICO -- 1.1%

  4,000,000   Puerto Rico Commonwealth
                TRANS 3.50% 7-30-99.........................   4,014,761
                                                             -----------
SOUTH CAROLINA -- 1.6%

  5,540,000   York County (NRUCFC) 3.55%
                2-15-99.....................................   5,540,000
                                                             -----------
SOUTH DAKOTA -- 0.3%

  1,000,000   Yankton IDR (Bank of America
                LOC) 4.00% 1-07-99..........................   1,000,000
                                                             -----------

                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND


 PRINCIPAL
  AMOUNT               DESCRIPTION                           VALUE
  ------               -----------                           -----

MUNICIPAL SECURITIES -- (CONTINUED)
TENNESSEE -- 0.9%

$ 1,100,000   Hamilton County (Nationsbank
                LOC) 4.05% 1-07-99...................... $ 1,100,000

  2,000,000   Nashville-Davidson Counties
                HEFA (Nationsbank LOC)
                4.05% 1-07-99...........................   2,000,000
                                                         -----------
                                                           3,100,000
                                                         -----------
TEXAS -- 9.2%

  3,650,000   Austin County IDA (Citibank
                LOC) 3.95% 1-06-99......................   3,650,000

  4,000,000   Austin Utilities System
                (Morgan Guaranty LOC) 3.35%
                1-07-99.................................   4,000,000

  5,000,000   Brazos River Navigational
                District 5.15% 1-04-99..................   5,000,000

  1,550,000   Brazos River Navigational
                District 3.05% 2-17-99..................   1,550,000

  1,000,000   Brazos River Navigational
                District 3.10% 2-17-99..................   1,000,000

  1,000,000   Brownsville Utilities System
                (Toronto Dominion LOC)
                3.25% 1-21-99...........................   1,000,000

  1,000,000   Dallas 4.45% 2-15-99......................   1,001,010

              Dallas Area Rapid Transit
                District (WestDeutsche
                Landesbank/Bayerische
                Landesbank/United Bank of
                Switzerland LOC's)

  2,000,000   3.00% 1-20-99.............................   2,000,000

  5,000,000   3.15% 2-01-99.............................   5,000,000

  1,915,000   Gulf Coast IDA 3.00%
                6-01-99.................................   1,915,000

  3,500,000   Lower Neches Valley Authority
                PCR 4.00% 1-06-99.......................   3,500,000

  1,000,000   Richardson ISD (Texas
                Permanent School Fund
                Guaranty) (United Bank of
                Switzerland) 4.00%
                1-07-99.................................   1,000,000

  2,000,000   Sabine River PCA (AMBAC/Bank
                of New York) 5.15%
                1-04-99.................................   2,000,000
                                                         -----------
                                                          32,616,010
                                                         -----------
UTAH -- 5.0%

$ 4,000,000   Intermountain Power Agency
                (Bank of America LOC) 2.95%
                2-22-99................................. $ 4,000,000

  6,100,000   State Board of Regents
                Student Loan Revenue
                (AMBAC/Dresdner) 3.95%
                1-06-99.................................   6,100,000

  3,500,000   State of Utah (Toronto
                Dominion LOC) 3.35%
                1-13-99.................................   3,500,000

  1,000,000   Utah County Environmental
                Improvement Revenue
                (Wachovia LOC) 3.00%
                6-01-99.................................   1,000,000

  3,100,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                3.90% 1-07-99...........................   3,100,000
                                                         -----------
                                                          17,700,000
                                                         -----------
VIRGINIA -- 1.5%

  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Bank One
                LOC) 4.00% 1-07-99......................   2,000,000

  3,400,000   Louisa County IDA
                (Nationsbank LOC) 4.05%
                1-07-99.................................   3,400,000
                                                         -----------
                                                           5,400,000
                                                         -----------

                       See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND


PRINCIPAL
 AMOUNT               DESCRIPTION                              VALUE
---------             -----------                              -----

MUNICIPAL SECURITIES -- (CONTINUED)
WASHINGTON -- 1.3%

$ 3,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 4.00%
                1-06-99..................................  $  3,100,000

  1,465,000   Washington Public Power
                Supply System (Escrowed in
                U.S. Government Securities)
                7.50% 7-01-99............................     1,522,229
                                                           ------------
                                                              4,622,229
                                                           ------------
WISCONSIN -- 1.0%

  3,500,000   Wisconsin Health and
                Education Facilities
                (Toronto Dominion LOC)
                4.00% 1-06-99............................     3,500,000
                                                           ------------

WYOMING -- 1.1%

  4,000,000   Uinta County PCR 5.10%
                1-04-99..................................     4,000,000
                                                           ------------
TOTAL INVESTMENTS -- 97.9%...............................   347,795,132(a)

Other Assets & Liabilities, Net -- 2.1%..................     7,597,882
                                                           ------------
TOTAL NET ASSETS -- 100.00%..............................  $355,393,014
                                                           ============

Legend:
EDA -- Economic Development Authority
HEFA -- Health Education Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IFA -- Industrial Finance Agency
ISD -- Independent School District
LOC -- Letter of Credit
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCA -- Pollution Control Authority
PCR -- Pollution Control Revenue
RFA -- Regional Finance Authority
TANS -- Tax Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                      See Notes to Financial Statements.

                                                                  ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $17,645 of custodian fees have been reduced by balance credits applied during the year ended December 31, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     As of December 31, 1998, the Freedom Cash Management Fund had $142,131 of capital loss carry-forwards of which $38,142, $95,472 and $8,517 expire on December 31, 1999, December 31, 2001 and December 31, 2005, respectively. As of December 31, 1998 the Freedom Government Securities Fund had $30,355 of capital loss carry-forwards of which $20,095 and $10,260 expire on December 31, 2002 and December 31, 2005, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities").

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee,



                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As sub-transfer agent from January 1st through June 15th, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing certain shareholder accounts for the year ended December 31, 1998 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------

                         $ 693,567     $ 56,734      $36,206
                         =========     ========      =======

     John Hancock Signature Services, Inc. ("JHSS") was transfer agent for the Funds through June 15, 1998. JHSS received the following from the Funds for the period ended June 15, 1998:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------

                         $ 694,823     $ 57,296      $45,954
                         =========     ========      =======

     Effective as of June 16, 1998, Freedom Services Corporation succeeded John Hancock Signature Services, Inc. as transfer and shareholder services agent for the Funds. As transfer agent, Freedom Services Corporation received the following from the Funds for the period ended December 31, 1998:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------

                         $1,556,469    $124,188      $74,637
                         ==========    ========      =======


                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the year ended December 31, 1998 were as follows:

                                                                                      TAX
                                                   CASH           GOVERNMENT         EXEMPT
                                                MANAGEMENT        SECURITIES         MONEY
                                                   FUND              FUND             FUND
                                              --------------    --------------    ------------
Purchases
  U.S. Government...........................              --    $2,172,501,146              --
  Other.....................................  $9,553,404,240                --    $993,972,227
Sales
  U.S. Government...........................              --     2,112,706,020              --
  Other.....................................   9,084,997,952                --     932,335,865

     NOTE 4. SHAREHOLDER MEETING RESULTS. -- UNAUDITED. A Special Meeting of the shareholders of the Freedom Group of Money Funds was held on May 20, 1998. On March 30, 1998, the record date for shareholders voting at the meeting, there were 2,727,659,905.77 total outstanding shares. The following items were considered and approved by shareholders and the results of their voting were as follows:

                                                                                   ABSTENTIONS
                                                                                       AND
                                                                                      BROKER
                AGENDA ITEM                        FOR             AGAINST          NON-VOTES
-------------------------------------------  ---------------    --------------    --------------
1.    Approve Master Investment Advisory
      Contract between Freedom Group of
      Money Funds and Freedom Capital
      Management Corporation...............
      Freedom Cash Management Fund.........  881,860,681.282    16,628,657.980    46,676,748.850
      Freedom Government Securities Fund...  187,081,271.710     2,547,507.800    12,001,801.490
      Freedom Tax Exempt Money Fund........  152,662,425.050     5,509,389.510    10,842,432.230

2.    Ratify PricewaterhouseCoopers LLP as
      Independent Accountants..............
      Freedom Cash Management Fund.........  908,734,662.402     8,337,851.090    28,093,614.620
      Freedom Government Securities Fund...  192,871,058.460     2,003,042.550     6,756,479.990
      Freedom Tax Exempt Money Fund........  162,123,348.970     2,754,035.110     4,136,862.710

                                                                   ANNUAL REPORT

                        NO SALES OR REDEMPTION CHARGES


                                 DISTRIBUTORS


                         Tucker Anthony Incorporated
                              One Beacon Street
                         Boston, Massachusetts 02108

                             Telephone Toll Free
                                 800-453-8206

                           Sutro & Co. Incorporated
                            201 California Street
                       San Francisco, California 94111

                              INVESTMENT ADVISER

                    Freedom Capital Management Corporation
                              One Beacon Street
                       Boston, Massachusetts 02108-3105

                          TRANSFER AND SHAREHOLDER
                               SERVICES AGENT

                         Freedom Services Corporation
                         cOne World Financial Center
                              200 Liberty Street
                           New York, New York 10281

                             Telephone Toll Free
                                 800-453-8206




                     [FREEDOM GROUP OF MONEY FUNDS LOGO]


No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information, or representation must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                                    F01APD 0299



                     [FREEDOM GROUP OF MONEY FUNDS LOGO]



                                   FREEDOM
                               CASH MANAGEMENT
                                     FUND


                                      *


                                   FREEDOM
                                  GOVERNMENT
                               SECURITIES FUND


                                      *


                                   FREEDON
                                  TAX EXEMPT
                                  MONEY FUND



                      ---------------------------------
                      ANNUAL REPORT - December 31, 1998
                      ---------------------------------